UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02786

DWS High Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  9/30

Date of reporting period: 6/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2010 (Unaudited)

DWS High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 88.9%
Consumer Discretionary 16.8%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		4,818,000	4,637,325
8.75%, 6/1/2019		5,685,000	5,713,425
American Achievement Corp., 144A, 8.25%, 4/1/2012		1,720,000	1,707,100
Ameristar Casinos, Inc., 9.25%, 6/1/2014 (b)		4,220,000	4,420,450
ArvinMeritor, Inc.:
8.125%, 9/15/2015		2,385,000	2,289,600
10.625%, 3/15/2018 (b)		2,870,000	3,042,200
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		3,990,000	3,750,600
8.0%, 3/15/2014		1,710,000	1,688,625
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		4,040,000	3,999,600
Avis Budget Car Rental LLC, 144A, 9.625%, 3/15/2018		2,120,000	2,141,200
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		810,000	795,825
Brunswick Corp., 144A, 11.25%, 11/1/2016		2,310,000	2,541,000
Cablevision Systems Corp.:
7.75%, 4/15/2018		520,000	520,000
8.0%, 4/15/2020		520,000	526,500
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		2,875,000	690,000
Carlson Wagonlit BV, 144A, 6.413% ***, 5/1/2015	EUR	440,000	476,178
Carrols Corp., 9.0%, 1/15/2013		1,810,000	1,800,950
CCO Holdings LLC:
144A, 7.875%, 4/30/2018		1,800,000	1,809,000
144A, 8.125%, 4/30/2020		1,200,000	1,227,000
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		9,770,000	9,733,362
Claire's Stores, Inc., 9.625%, 6/1/2015 (PIK) (b)		1,719,818	1,468,295
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017		775,000	771,125
Series B, 144A, 9.25%, 12/15/2017		1,150,000	1,155,750
Cooper-Standard Automotive, Inc., 144A, 8.5%, 5/1/2018		1,200,000	1,209,000
CSC Holdings LLC:
8.5%, 4/15/2014		4,720,000	4,920,600
8.5%, 6/15/2015		3,410,000	3,520,825
DISH DBS Corp., 7.125%, 2/1/2016		1,820,000	1,824,550
Dollarama Group Holdings LP, 7.287% ***, 8/15/2012 (c)		2,705,000	2,732,050
Easton-Bell Sports, Inc., 144A, 9.75%, 12/1/2016		575,000	595,125
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		3,640,000	13,650
Ford Motor Co., 7.45%, 7/16/2031 (b)		8,215,000	7,414,037
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014		1,145,000	1,196,525
144A, 9.375%, 11/15/2017		2,295,000	2,415,487
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		1,780,000	1,935,750
Gray Television, Inc., 144A, 10.5%, 6/29/2015 (b)		2,685,000	2,604,450
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		3,395,000	3,344,075
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		3,020,000	2,446,200
Harrah's Operating Co., Inc.:
11.25%, 6/1/2017		13,410,000	14,114,025
144A, 12.75%, 4/15/2018 (b)		2,405,000	2,296,775
Hertz Corp., 8.875%, 1/1/2014		10,460,000	10,590,750
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		2,634,000	2,370,600
Lear Corp.:
7.875%, 3/15/2018		1,885,000	1,889,713
8.125%, 3/15/2020		1,880,000	1,884,700
Levi Strauss & Co., 144A, 7.625%, 5/15/2020		2,080,000	2,038,400
Mediacom Broadband LLC, 8.5%, 10/15/2015		2,690,000	2,568,950
Mediacom LLC, 9.125%, 8/15/2019		1,745,000	1,683,925
MGM Resorts International:
144A, 4.25%, 4/15/2015		405,000	320,456
144A, 9.0%, 3/15/2020		1,315,000	1,351,163
10.375%, 5/15/2014		2,660,000	2,892,750
11.125%, 11/15/2017		3,585,000	3,952,462
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		1,205,000	1,072,450
Netflix, Inc., 8.5%, 11/15/2017		1,145,000	1,190,800
Nexstar Broadcasting, Inc., 144A, 8.875%, 4/15/2017		2,405,000	2,417,025
Norcraft Companies LP, 144A, 10.5%, 12/15/2015		8,730,000	8,991,900
Norcraft Holdings LP, 9.75%, 9/1/2012		4,356,000	4,121,865
Penn National Gaming, Inc., 8.75%, 8/15/2019		1,245,000	1,279,238
Penske Automotive Group, Inc., 7.75%, 12/15/2016		8,910,000	8,375,400
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		1,250,000	1,260,938
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015		2,065,000	1,935,937
144A, 8.625%, 8/1/2017		2,240,000	2,307,200
Sabre Holdings Corp., 8.35%, 3/15/2016		5,070,000	4,841,850
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		3,725,000	3,357,976
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		2,445,000	2,625,319
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015 (b)		2,760,000	2,718,600
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		4,530,000	4,597,950
Standard Pacific Corp.:
8.375%, 5/15/2018		610,000	579,500
10.75%, 9/15/2016		3,555,000	3,803,850
Toys "R" Us, Inc., 7.375%, 10/15/2018		1,610,000	1,513,400
Travelport LLC:
5.163% ***, 9/1/2014		2,640,000	2,468,400
9.875%, 9/1/2014		5,150,000	5,162,875
11.875%, 9/1/2016		1,210,000	1,222,100
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		855,000	1,069
United Components, Inc., 9.375%, 6/15/2013		570,000	572,850
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	4,290,000	5,272,255
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		7,460,000	7,310,800
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	4,360,000	5,158,347
144A, 8.0%, 11/1/2016	EUR	3,515,000	4,083,401
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		1,620,958	676,750
Videotron Ltd.:
6.875%, 1/15/2014		610,000	613,050
9.125%, 4/15/2018		3,625,000	3,933,125
WMG Acquisition Corp., 9.5%, 6/15/2016		2,920,000	3,109,800
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		15,800,000	9,480
Ziggo Bond Co. BV, 144A, 8.0%, 5/15/2018	EUR	870,000	1,026,643

			238,644,246
Consumer Staples 3.6%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016		3,325,000	3,383,188
B&G Foods, Inc., 7.625%, 1/15/2018		1,320,000	1,326,600
Central Garden & Pet Co., 8.25%, 3/1/2018		1,765,000	1,749,556
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		1,145,000	1,156,450
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		1,700,000	1,704,250
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		4,250,000	3,570,000
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		1,960,000	1,798,300
Michael Foods, Inc., 144A, 9.75%, 7/15/2018		4,050,000	4,161,375
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		13,632,250	11,655,574
Reddy Ice Corp., 144A, 11.25%, 3/15/2015		1,305,000	1,344,150
Rite Aid Corp., 7.5%, 3/1/2017		1,675,000	1,482,375
Smithfield Foods, Inc.:
7.75%, 7/1/2017		7,075,000	6,756,625
144A, 10.0%, 7/15/2014		4,375,000	4,845,312
SUPERVALU, Inc., 8.0%, 5/1/2016		1,650,000	1,633,500
Tops Markets LLC, 144A, 10.125%, 10/15/2015		2,815,000	2,899,450
TreeHouse Foods, Inc., 7.75%, 3/1/2018		1,185,000	1,229,438

			50,696,143
Energy 12.7%
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018		7,030,000	7,495,737
12.125%, 8/1/2017 (b)		2,385,000	2,635,425
Belden & Blake Corp., 8.75%, 7/15/2012		15,945,000	14,868,712
Berry Petroleum Co., 10.25%, 6/1/2014		3,305,000	3,552,875
Bill Barrett Corp., 9.875%, 7/15/2016		2,415,000	2,559,900
Bristow Group, Inc., 7.5%, 9/15/2017		3,800,000	3,629,000
Chaparral Energy, Inc., 8.5%, 12/1/2015		10,555,000	9,816,150
Chesapeake Energy Corp.:
6.25%, 1/15/2018		2,715,000	2,742,150
6.875%, 11/15/2020 (b)		3,885,000	3,918,994
7.25%, 12/15/2018		3,145,000	3,247,212
9.5%, 2/15/2015		570,000	629,850
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		4,500,000	4,466,250
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		1,140,000	1,128,600
144A, 8.5%, 12/15/2019		1,140,000	1,134,300
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015		3,285,000	3,252,150
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		5,295,000	5,467,087
144A, 8.25%, 4/1/2020 (b)		2,395,000	2,496,788
Continental Resources, Inc.:
144A, 7.375%, 10/1/2020		1,560,000	1,532,700
8.25%, 10/1/2019		855,000	893,475
Crosstex Energy LP, 8.875%, 2/15/2018 (b)		2,765,000	2,761,544
Dynegy Holdings, Inc., 7.75%, 6/1/2019 (b)		3,020,000	2,087,575
El Paso Corp., 8.25%, 2/15/2016		2,455,000	2,571,613
Frontier Oil Corp., 8.5%, 9/15/2016		2,045,000	2,070,563
Global Geophysical Services, Inc., 144A, 10.5%, 5/1/2017		5,975,000	5,736,000
Holly Corp., 9.875%, 6/15/2017		4,250,000	4,366,875
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		2,670,000	2,683,350
Linn Energy LLC:
144A, 8.625%, 4/15/2020		2,460,000	2,518,425
11.75%, 5/15/2017		5,075,000	5,760,125
Murray Energy Corp., 144A, 10.25%, 10/15/2015		2,045,000	2,034,775
Newfield Exploration Co., 7.125%, 5/15/2018		5,250,000	5,197,500
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		2,610,000	2,649,150
OPTI Canada, Inc.:
7.875%, 12/15/2014		9,320,000	8,108,400
8.25%, 12/15/2014		3,240,000	2,818,800
144A, 9.0%, 12/15/2012		1,100,000	1,111,000
Petrohawk Energy Corp.:
7.875%, 6/1/2015		1,785,000	1,789,463
9.125%, 7/15/2013		3,295,000	3,435,037
10.5%, 8/1/2014		2,225,000	2,391,875
Plains Exploration & Production Co.:
7.0%, 3/15/2017		3,000,000	2,865,000
7.625%, 6/1/2018		5,955,000	5,821,012
8.625%, 10/15/2019		1,620,000	1,640,250
Quicksilver Resources, Inc.:
7.125%, 4/1/2016		1,305,000	1,203,863
11.75%, 1/1/2016		3,095,000	3,412,237
Regency Energy Partners LP:
8.375%, 12/15/2013		4,020,000	4,140,600
144A, 9.375%, 6/1/2016 (b)		5,775,000	6,121,500
Sabine Pass LNG LP:
7.25%, 11/30/2013		7,095,000	6,385,500
7.5%, 11/30/2016		890,000	740,925
Southwestern Energy Co., 7.5%, 2/1/2018		2,230,000	2,369,375
Stone Energy Corp.:
6.75%, 12/15/2014		5,200,000	4,420,000
8.625%, 2/1/2017		6,360,000	5,724,000

			180,403,687
Financials 13.6%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		7,335,000	6,234,750
Ally Financial, Inc.:
7.0%, 2/1/2012		4,155,000	4,180,969
7.25%, 3/2/2011		30,000	30,488
144A, 8.0%, 3/15/2020		5,395,000	5,273,612
8.0%, 11/1/2031		3,365,000	3,104,212
144A, 8.3%, 2/12/2015		1,770,000	1,792,125
Antero Resources Finance Corp., 144A, 9.375%, 12/1/2017		1,660,000	1,660,000
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		4,745,000	2,752,100
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		1,705,000	306,900
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016 (b)		4,430,000	4,529,675
Case New Holland, Inc., 7.75%, 9/1/2013		2,310,000	2,361,975
CIT Group, Inc., 7.0%, 5/1/2017		12,190,000	10,971,000
DuPont Fabros Technology LP, 144A, (REIT), 8.5%, 12/15/2017		3,340,000	3,423,500
E*TRADE Financial Corp.:
7.375%, 9/15/2013		11,675,000	10,507,500
12.5%, 11/30/2017 (PIK)		4,818,000	5,119,125
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **		3,079,470	0
Express LLC, 144A, 8.75%, 3/1/2018		2,205,000	2,243,588
Expro Finance Luxembourg SCA, 144A, 8.5%, 12/15/2016		2,260,000	2,158,300
FCE Bank PLC, 9.375%, 1/17/2014	EUR	5,550,000	7,126,157
Fibria Overseas Finance Ltd., 144A, 7.5%, 5/4/2020		2,022,000	2,052,330
Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		685,000	699,174
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		1,640,000	1,777,350
Hellas Telecommunications Finance SCA, 144A, 8.644% ***, 7/15/2015 (PIK)	EUR	2,468,348	332
Hexion US Finance Corp., 8.875%, 2/1/2018		7,890,000	7,120,725
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		2,470,000	2,463,825
144A, 9.25%, 5/15/2015	EUR	925,000	1,119,825
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		1,940,000	1,983,650
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		1,885,000	1,786,038
144A, 8.75%, 3/15/2017		3,805,000	3,605,237
iPayment, Inc., 9.75%, 5/15/2014		3,155,000	2,871,050
LBI Escrow Corp., 144A, 8.0%, 11/1/2017		2,535,000	2,611,050
National Money Mart Co., 144A, 10.375%, 12/15/2016		6,100,000	6,191,500
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		4,710,000	942,000
Nielsen Finance LLC:
11.5%, 5/1/2016		1,220,000	1,332,850
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		7,500,000	7,143,750
Nuveen Investments, Inc., 10.5%, 11/15/2015		4,990,000	4,341,300
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		4,580,000	4,202,150
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		2,690,000	2,743,800
144A, 9.25%, 4/1/2015		2,710,000	2,764,200
Reynolds Group Issuer, Inc.:
144A, 7.75%, 10/15/2016		4,280,000	4,183,700
144A, 8.5%, 5/15/2018		4,590,000	4,503,937
SLM Corp., 8.0%, 3/25/2020		2,570,000	2,256,938
Susser Holdings LLC, 144A, 8.5%, 5/15/2016		1,360,000	1,360,000
Toys "R" Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017 (b)		3,105,000	3,392,212
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		8,975,000	673
UCI Holdco, Inc., 8.537% ***, 12/15/2013 (PIK)		4,978,703	4,829,342
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		11,135,000	11,761,344
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	11,790,000	14,417,398
144A, 11.75%, 7/15/2017	EUR	2,765,000	3,414,991
144A, 11.75%, 7/15/2017		9,350,000	9,583,750
144A, 12.0%, 12/1/2015		164,000	169,740
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	2,660,000	2,943,766

			194,345,903
Health Care 4.4%
Community Health Systems, Inc., 8.875%, 7/15/2015		21,785,000	22,465,781
HCA, Inc.:
9.25%, 11/15/2016		17,485,000	18,534,100
9.625%, 11/15/2016 (PIK)		6,511,000	6,966,770
9.875%, 2/15/2017		270,000	290,250
IASIS Healthcare LLC, 8.75%, 6/15/2014		4,180,000	4,159,100
The Cooper Companies, Inc., 7.125%, 2/15/2015		5,700,000	5,714,250
Valeant Pharmaceuticals International, 8.375%, 6/15/2016		2,355,000	2,661,150
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		2,430,000	2,332,800

			63,124,201
Industrials 9.3%
Acco Brands Corp., 10.625%, 3/15/2015		850,000	922,250
Actuant Corp., 6.875%, 6/15/2017		2,290,000	2,232,750
ARAMARK Corp., 8.5%, 2/1/2015		4,345,000	4,388,450
BE Aerospace, Inc., 8.5%, 7/1/2018		1,000,000	1,050,000
Belden, Inc.:
7.0%, 3/15/2017		2,840,000	2,744,150
144A, 9.25%, 6/15/2019		2,635,000	2,779,925
Cenveo Corp.:
8.875%, 2/1/2018		7,095,000	6,811,200
144A, 10.5%, 8/15/2016		910,000	925,925
Clean Harbors, Inc., 7.625%, 8/15/2016		1,870,000	1,921,425
Congoleum Corp., 8.625%, 8/1/2008 **		6,765,000	1,539,038
Corrections Corp. of America, 7.75%, 6/1/2017		1,170,000	1,213,875
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		840,000	882,000
DynCorp International, Inc., 144A, 10.375%, 7/1/2017 (d)		2,150,000	2,155,375
Esco Corp., 144A, 4.412% ***, 12/15/2013		1,875,000	1,715,625
Garda World Security Corp., 144A, 9.75%, 3/15/2017		3,020,000	3,065,300
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		2,365,000	2,341,350
Iron Mountain, Inc., 8.375%, 8/15/2021		4,180,000	4,263,600
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		3,470,000	3,244,450
10.625%, 10/15/2016		2,865,000	2,865,000
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		8,085,000	8,226,487
144A, 8.0%, 2/1/2018		5,545,000	5,739,075
Kansas City Southern Railway Co., 8.0%, 6/1/2015		5,425,000	5,587,750
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		4,820,000	4,675,400
Mobile Mini, Inc., 9.75%, 8/1/2014		3,435,000	3,512,287
Navios Maritime Holdings, Inc.:
144A, 8.875%, 11/1/2017		1,650,000	1,662,375
9.5%, 12/15/2014		5,285,000	5,073,600
Oshkosh Corp.:
8.25%, 3/1/2017		585,000	608,400
8.5%, 3/1/2020		1,180,000	1,227,200
Ply Gem Industries, Inc., 144A, 13.125%, 7/15/2014 (b)		3,620,000	3,665,250
RailAmerica, Inc., 9.25%, 7/1/2017		2,376,000	2,488,860
RBS Global, Inc. & Rexnord Corp.:
144A, 8.5%, 5/1/2018 (b)		5,400,000	5,238,000
11.75%, 8/1/2016 (b)		925,000	964,313
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		1,085,000	1,095,850
Sitel LLC, 144A, 11.5%, 4/1/2018		4,540,000	4,199,500
Spirit AeroSystems, Inc., 7.5%, 10/1/2017		1,730,000	1,695,400
Titan International, Inc., 8.0%, 1/15/2012		10,405,000	10,821,200
TransDigm, Inc.:
7.75%, 7/15/2014		1,705,000	1,709,263
144A, 7.75%, 7/15/2014		1,675,000	1,675,000
Triumph Group, Inc., 8.0%, 11/15/2017		575,000	549,125
United Rentals North America, Inc.:
7.0%, 2/15/2014		4,330,000	4,070,200
9.25%, 12/15/2019		6,780,000	6,830,850
10.875%, 6/15/2016		2,520,000	2,702,700
USG Corp., 144A, 9.75%, 8/1/2014		1,675,000	1,742,000

			132,821,773
Information Technology 5.4%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		4,445,000	2,933,700
Amkor Technology, Inc., 144A, 7.375%, 5/1/2018		1,930,000	1,872,100
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		5,980,000	5,980,000
Equinix, Inc., 8.125%, 3/1/2018		5,890,000	6,022,525
First Data Corp., 9.875%, 9/24/2015 (b)		10,470,000	7,957,200
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014		6,055,000	5,525,187
144A, 9.25%, 4/15/2018		9,265,000	9,149,187
Jabil Circuit, Inc., 7.75%, 7/15/2016		1,130,000	1,180,850
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		1,140,000	1,145,700
ManTech International Corp., 144A, 7.25%, 4/15/2018		970,000	979,700
MasTec, Inc., 7.625%, 2/1/2017		3,985,000	3,875,412
NXP BV, 7.875%, 10/15/2014		4,095,000	3,757,163
Seagate HDD Cayman, 144A, 6.875%, 5/1/2020		965,000	916,750
Seagate Technology International, 144A, 10.0%, 5/1/2014		1,820,000	2,074,800
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		13,985,000	14,439,512
10.625%, 5/15/2015		2,865,000	3,061,969
Unisys Corp., 144A, 12.75%, 10/15/2014		3,065,000	3,425,138
Vangent, Inc., 9.625%, 2/15/2015		2,270,000	2,170,688

			76,467,581
Materials 9.7%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		1,681,000	1,428,850
Ashland, Inc., 9.125%, 6/1/2017		2,840,000	3,109,800
Berry Plastics Corp.:
8.25%, 11/15/2015		5,135,000	5,096,487
144A, 9.5%, 5/15/2018		3,000,000	2,745,000
Boise Paper Holdings LLC, 144A, 8.0%, 4/1/2020		1,375,000	1,371,563
CF Industries, Inc., 6.875%, 5/1/2018		1,210,000	1,231,175
Compass Minerals International, Inc., 8.0%, 6/1/2019		3,305,000	3,377,297
CPG International I, Inc., 10.5%, 7/1/2013		7,400,000	7,363,000
Crown Americas LLC, 144A, 7.625%, 5/15/2017		1,210,000	1,252,350
Domtar Corp., 10.75%, 6/1/2017		2,940,000	3,528,000
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		11,480,000	10,906,000
Exopack Holding Corp., 11.25%, 2/1/2014		9,845,000	9,968,062
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		7,287,779	6,194,612
10.0%, 3/31/2015		7,174,400	6,098,240
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		3,515,000	3,585,300
144A, 8.25%, 5/1/2016		4,315,000	4,600,869
Graphic Packaging International, Inc., 9.5%, 6/15/2017		6,355,000	6,640,975
Greif, Inc., 7.75%, 8/1/2019		910,000	937,300
Hexcel Corp., 6.75%, 2/1/2015		3,390,000	3,322,200
Huntsman International LLC, 144A, 8.625%, 3/15/2020		2,165,000	2,002,625
Innophos, Inc., 8.875%, 8/15/2014		1,485,000	1,529,550
Koppers, Inc., 7.875%, 12/1/2019		3,425,000	3,459,250
Kronos International, Inc., 6.5%, 4/15/2013	EUR	1,440,000	1,461,550
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		8,740,000	7,516,400
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		1,450,000	1,247,000
Momentive Performance Materials, Inc., 12.5%, 6/15/2014		1,250,000	1,362,500
NewMarket Corp., 7.125%, 12/15/2016		6,860,000	6,654,200
Novelis, Inc.:
7.25%, 2/15/2015		3,555,000	3,430,575
11.5%, 2/15/2015		2,830,000	2,957,350
Owens-Brockway Glass Container, Inc., 144A, 3.0%, 6/1/2015		1,785,000	1,639,969
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		610,000	677,100
Radnor Holdings Corp., 11.0%, 3/15/2010 **		1,510,000	151
Silgan Holdings, Inc., 7.25%, 8/15/2016		3,235,000	3,315,875
Solo Cup Co., 10.5%, 11/1/2013		3,475,000	3,592,281
United States Steel Corp., 7.375%, 4/1/2020		3,860,000	3,816,575
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		7,215,000	7,251,075
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		5,369,256	3,087,322

			137,758,428
Telecommunication Services 9.4%
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		7,515,000	7,026,525
8.75%, 3/15/2018		3,155,000	2,863,163
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		1,885,000	1,877,931
Cricket Communications, Inc.:
9.375%, 11/1/2014		10,345,000	10,500,175
10.0%, 7/15/2015 (b)		2,380,000	2,487,100
Crown Castle International Corp., 9.0%, 1/15/2015		6,170,000	6,524,775
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		4,005,000	4,130,156
Digicel Ltd., 144A, 8.25%, 9/1/2017		8,815,000	8,726,850
ERC Ireland Preferred Equity Ltd., 144A, 7.683% ***, 2/15/2017 (PIK)	EUR	3,942,922	580,503
Frontier Communications Corp.:
144A, 7.875%, 4/15/2015		530,000	533,975
144A, 8.25%, 4/15/2017		3,170,000	3,181,887
144A, 8.5%, 4/15/2020 (b)		4,235,000	4,245,587
144A, 8.75%, 4/15/2022		545,000	545,000
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		1,566,608	501,315
Hughes Network Systems LLC, 9.5%, 4/15/2014		8,630,000	8,737,875
Intelsat Corp.:
9.25%, 8/15/2014		1,180,000	1,206,550
9.25%, 6/15/2016		13,985,000	14,684,250

Intelsat Jackson Holdings SA:
144A, 8.5%, 11/1/2019 (b)		2,865,000	2,893,650
11.25%, 6/15/2016		2,895,000	3,083,175
Intelsat Subsidiary Holding Co. SA:
Series B, 144A, 8.875%, 1/15/2015		1,600,000	1,618,000
8.875%, 1/15/2015		7,115,000	7,230,619
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		4,225,000	4,351,750
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		2,960,000	2,867,500
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		945,000	978,075
144A, 8.25%, 8/15/2019		1,260,000	1,326,150
Sprint Nextel Corp., 8.375%, 8/15/2017		5,650,000	5,650,000
Telesat Canada, 11.0%, 11/1/2015		12,100,000	13,068,000
West Corp., 9.5%, 10/15/2014		3,280,000	3,296,400
Windstream Corp.:
7.0%, 3/15/2019		3,405,000	3,141,112
7.875%, 11/1/2017		6,425,000	6,272,406
8.625%, 8/1/2016		575,000	579,313

			134,709,767
Utilities 4.0%
AES Corp.:
8.0%, 10/15/2017 (b)		2,680,000	2,706,800
8.0%, 6/1/2020		4,120,000	4,140,600
Energy Future Holdings Corp.:
144A, 10.0%, 1/15/2020		1,185,000	1,179,075
10.875%, 11/1/2017		3,775,000	2,793,500
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		2,675,000	2,735,187
Mirant North America LLC, 7.375%, 12/31/2013		2,235,000	2,285,287
NRG Energy, Inc.:
7.25%, 2/1/2014		19,585,000	19,854,294
7.375%, 1/15/2017		9,440,000	9,345,600
NV Energy, Inc.:
6.75%, 8/15/2017		3,900,000	3,928,895
8.625%, 3/15/2014		1,263,000	1,297,733
RRI Energy, Inc., 7.875%, 6/15/2017		1,205,000	1,138,725
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		8,195,000	5,408,700

			56,814,396

Total Corporate Bonds (Cost $1,311,145,208)			1,265,786,125
Government & Agency Obligation 0.0%
US Treasury Obligation
US Treasury Bill, 0.137% ****, 9/30/2010 (Cost $209,927)		210,000	209,907
Loan Participations and Assignments 6.9%
Senior Loans ***
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010 **		3,500,000	0
Big West Oil LLC, Term Loan, 12.0%, 2/19/2015		1,620,000	1,633,163
Bombardier Recreational Products, Inc., Term Loan, 3.18%, 6/28/2013		810,000	684,786
Buffets, Inc.:
Letter of Credit, First Lien, 7.375%, 4/22/2015		607,204	470,583
Term Loan B, 10.0%, 4/21/2015		2,950,000	2,652,050
Charter Communications Operating LLC, Term Loan, 7.25%, 3/6/2014		9,909,367	9,944,447
Clarke American Corp., Term Loan B, 2.847%, 6/30/2014		1,076,805	928,744
First Data Corp., Term Loan B1, 3.097%, 9/24/2014		4,450,000	3,755,399
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.347%, 3/26/2014		7,731,498	6,273,260
Letter of Credit, 2.533%, 3/26/2014		459,808	373,084
Term Loan, 10.5%, 3/26/2014		2,462,625	2,438,516
IASIS Healthcare LLC, Term Loan, 5.588%, 6/13/2014 (PIK)		5,221,102	4,705,518
Kabel Deutschland GmbH, Term Loan, 7.983%, 12/19/2014 (PIK)	EUR	13,852,956	16,032,603
OSI Restaurant Partners LLC:
Term Loan, 2.507%, 6/14/2013		455,067	391,440
Term Loan B, 2.875%, 6/14/2014		5,036,343	4,332,161
Sabre, Inc., Term Loan B, 2.347%, 9/30/2014		2,758,873	2,458,280
Sbarro, Inc., Term Loan, 4.847%, 1/31/2014		2,380,666	2,124,745
Scorpion Holding Ltd., Second Lien Term Loan, 7.847%, 5/8/2014		10,910,000	10,937,275
Texas Competitive Electric Holdings Co., LLC:
Term Loan B3, 3.85%, 10/10/2014		17,120,178	12,638,372
Term Loan B2, 4.066%, 10/10/2014		2,772,816	2,059,856
Tribune Co., Term Loan B, 5.25%, 6/4/2014 **		4,948,125	3,023,923
US Foodservice, Inc., Term Loan B, 2.85%, 5/29/2012		3,770,308	3,248,535
VML US Finance LLC:
Delay Draw Term Loan B, 5.04%, 5/25/2012		861,006	839,360
Term Loan B, 5.04%, 5/27/2013		1,490,626	1,453,152

Total Loan Participations and Assignments (Cost $105,293,802)			93,399,252
Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $4,464,830)		6,975,000	5,440,500

	Units	Value ($)
Other Investments 0.0%
AOT Bedding Super Holding LLC* (Cost $221,000)	221	222,656

	Shares	Value ($)
Common Stocks 0.7%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	124,104	372,312
Dex One Corp.*	31,010	589,190
SuperMedia, Inc.*	5,784	105,789
Vertis Holdings, Inc.*	66,836	0

		1,067,291
Industrials 0.0%
World Color Press, Inc.*	20,325	226,624
Materials 0.6%
GEO Specialty Chemicals, Inc.*	136,705	116,199
GEO Specialty Chemicals, Inc. 144A*	12,448	10,581
LyondellBasell Industries NV "A"*	144,560	2,334,644
LyondellBasell Industries NV "B"*	339,244	5,478,791

		7,940,215

Total Common Stocks (Cost $27,947,058)		9,234,130
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	7,982	0
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	911,300	1
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	23,038	26,609
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	6,700	0

Total Warrants (Cost $1,482,531)		26,610
Securities Lending Collateral 4.3%
Daily Assets Fund Institutional, 0.27% (e) (f) (Cost $61,843,856)	61,843,856	61,843,856
Cash Equivalents 1.8%
Central Cash Management Fund, 0.21% (e) (Cost $26,295,571)	26,295,571	26,295,571

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,538,903,783) †	103.0	1,462,458,607
Other Assets and Liabilities, Net	(3.0)	(37,572,473)

Net Assets	100.0	1,424,886,134

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	3,500,000	USD	3,508,969	0
Buffalo Thunder Development Authority	9.375%	12/15/2014	1,705,000	USD	1,705,294	306,900
CanWest MediaWorks LP	9.25%	8/1/2015	2,875,000	USD	2,875,000	690,000
Congoleum Corp.	8.625%	8/1/2008	6,765,000	USD	6,665,724	1,539,038
Eaton Vance Corp., CDO II	13.68%	7/15/2012	3,079,470	USD	1,697,739	0
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	3,640,000	USD	3,678,587	13,650
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	1,566,608	USD	1,490,778	501,315
New ASAT (Finance) Ltd.	9.25%	2/1/2011	4,710,000	USD	4,145,019	942,000
Radnor Holdings Corp.	11.0%	3/15/2010	1,510,000	USD	1,333,438	151
Tribune Co.	5.25%	6/4/2014	4,948,125	USD	4,945,032	3,023,923
Tropicana Entertainment LLC	9.625%	12/15/2014	8,975,000	USD	7,018,944	673
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	855,000	USD	869,813	1,069
Young Broadcasting, Inc.	8.75%	1/15/2014	15,800,000	USD	15,022,233	9,480
					54,956,570	7,028,199

***
These securities are shown at their current rate as of June 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,543,780,352.  At June 30, 2010, net unrealized depreciation for all securities based on tax cost was $81,321,745.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $43,615,402 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $124,937,147.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2010 amounted to $58,977,643 which is 4.1% of net assets.
(c)	Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.
(d)	When-issued security.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
At June 30, 2010, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/21/2010 9/20/2013	3,055,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, CCC	(106,925)	(106,925)	—
6/21/2010 9/20/2013	4,155,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, CCC	(116,571)	(119,456)	2,885
6/21/2010 9/20/2013	2,400,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, CCC	(69,000)	(69,000)	—
6/21/2010 9/20/2015	1,500,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, CCC	(142,500)	(142,500)	—
3/22/2010 6/20/2015	5,000,000	2	5.0%	MARKIT CDX.NA.HY	(272,065)	(256,250)	(15,815)
3/22/2010 6/20/2015	5,000,000	3	5.0%	MARKIT CDX.NA.HY	(272,065)	(168,750)	(103,315)

Total unrealized depreciation	(116,245)

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	The Goldman Sachs & Co.
2	Credit Suisse
3	JPMorgan Chase Securities, Inc.

At June 30, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	51,830,400	USD	63,531,629	7/27/2010	142,443	Citigroup, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	300,200	USD	367,064	7/27/2010	(85)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$1,250,867,954	$14,918,171	$1,265,786,125
Loan Participations and Assignments	—	93,399,252	—	93,399,252
Preferred Security	—	5,440,500	—	5,440,500
Other Investments	—	—	222,656	222,656
Common Stocks(i)	8,735,038	372,312	126,780	9,234,130
Warrants(i)	—	26,609	1	26,610
Short-Term Investments(i)	88,139,427	209,907	—	88,349,334
Derivatives(j)	—	145,328	—	145,328
Total	$96,874,465	$1,350,461,862	$15,267,608	$1,462,603,935

Liabilities
Derivatives(j)	$—	$(119,215)	$—	$(119,215)
Total	$—	$(119,215)	$—	$(119,215)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open credit default swaps and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Loan Participations and Assignments		Other Investments	Common Stocks	Convertible Preferred Stocks	Warrants	Total
Balance as of September 30, 2009	$14,572,411		$2,320,597		$—	$126,780	$0	$66,030	$17,085,818
Realized gain (loss)	—		(1,900,027)		—	—	(45,457)	—	(1,945,484)
Change in unrealized appreciation (depreciation)	1,576,601		1,834,755		1,656	—	45,457	(22,680)	3,435,789
Amortization premium/discount	38,370		15,552		—	—	—	—	53,922
Net purchases (sales)	46,265		(1,325,877)		221,000	—	0	—	(1,058,612)
Transfers into Level 3	2,445,000	(k)	—		—	—	—	—	2,445,000
Transfers (out) of Level 3	(3,760,476	)(l)	(945,000	)(m)	—	—	—	(43,349)	(4,748,825)
Balance as of June 30, 2010	$14,918,171		$0		$222,656	$126,780	$—	$1	$15,267,608
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2010	$1,576,601		$—		$1,656	$—	$—	$(22,680)	$1,555,577

Transfers between price levels are recognized at the beginning of the reporting period.
(k)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(l)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.
(m)	The investment was transferred from Level 3 to Level 2 as a result of the availability of observable market data due to increased market activity.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$(116,245)	$—
Foreign Exchange Contracts	$—	$142,358

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010